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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2009

Check here if Amendment [ ]; Amendment Number:

     This Amendment (Check only one.): [ ] is a restatement.
                                       [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Hawkins Capital, L.P.
Address: 717 Texas Ave., Suite 3001
         Houston, Texas 77002

Form 13F File Number: 028-10882

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Russell Hawkins
Title: Manager
Phone: 713-238-2050

Signature, Place, and Date of Signing:


/s/ Russell Hawkins             Houston, Texas   February 1, 2010
[Signature]                     [City, State]    [Date]


Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                              FORM 13F SUMMARY PAGE

Report Summary:
Number of Other Included Managers:             -0-
Form 13F Information Table Entry Total:         15
Form 13F Information Table Value Total:   $712,449 (thousands)

List of Other Included Managers:

None

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                           FORM 13F INFORMATION TABLE

                                                                                                               VOTING AUTHORITY
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER     --------------------------
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ALLEGHANY CORP DEL COM         COM              017175100     3012    10914 SH       Sole                    10914
AUTOMATIC DATA PROC            COM              053015103    77076  1800000 SH       Sole                  1800000
CHUBB CORP                     COM              171232101    98360  2000000 SH       Sole                  2000000
COCA COLA CMN                  COM              191216100    82650  1450000 SH       Sole                  1450000
DIAGEO PLC SPON ADR (NEW)      COM              25243q205    54291   782173 SH       Sole                   782173
JOHNSON & JOHNSON              COM              478160104    41866   650000 SH       Sole                   650000
MICROSOFT CORP                 COM              594918104    18288   600000 SH       Sole                   600000
MONSANTO CO NEW DEL  COM       COM              61166w101    16350   200000 SH       Sole                   200000
NORTH AMERN ENERGY PAR COM     COM              656844107     1888   260000 SH       Sole                   260000
OAKTREE CAP GROUP LLC UNIT CL  COM                           91938  2786000 SH       Sole                  2786000
PHILIP MORRIS INTL INC COM     COM              718172109    96380  2000000 SH       Sole                  2000000
ROYAL DUTCH SHELL PLC SPON ADR COM              780259107    63943  1100000 SH       Sole                  1100000
ROYAL DUTCH SHELL PLC SPONS AD COM              780259206    15027   250000 SH       Sole                   250000
STATE STREET CORP              COM              857477103     8708   200000 SH       Sole                   200000
UNITEDHEALTH GROUP INCCMN      COM              91324p102    42672  1400000 SH       Sole                  1400000